Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable, net

	December 31,
	2024	2025
	US$	US$

Accounts receivable, gross	142,799	175,462
Less: allowance for expected credit loss of receivables	(20,938)	(21,023)

Accounts receivable, net	121,861	154,439

Summary of allowance for expected credit losses

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Balance at the beginning of the year	(20,670)	(20,093)	(20,938)
Additions charged to general and administrative expenses, net	(82)	(3,427)	(1,137)
Write-off during the year	659	2,582	1,052

Balance at the end of the year	(20,093)	(20,938)	(21,023)